STATEMENT OF ADDITIONAL INFORMATION (SAI) SUPPLEMENT

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AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS (ACCTFMF)
* SAI DATED JANUARY 1, 2008
AMERICAN CENTURY INTERNATIONAL BOND FUNDS (ACIBF) * SAI DATED SEPTEMBER 28, 2007
AMERICAN CENTURY MUNICIPAL TRUST (ACMT) * SAI DATED OCTOBER 1, 2007
AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC. (ACQEF) * SAI DATED SEPTEMBER 28, 2007
AMERICAN CENTURY TARGET MATURITIES TRUST (ACTMT) * SAI DATED FEBRUARY 1, 2008
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. (ACVP II) * SAI DATED MAY 1, 2007

Supplement dated March 14, 2008

FOR ALL SAIS, EXCEPT ACCTFMF AND ACTMT:

Kathryn A. Hall resigned as director/trustee effective December 6, 2007. All references to her in the SAI should be deleted, with the exception of the
COMPENSATION OF DIRECTORS/TRUSTEES section.

THE FOLLOWING FOOTNOTE SHOULD BE ADDED TO KATHRYN A. HALL'S ENTRY IN THE
AGGREGATE DIRECTOR/TRUSTEE COMPENSATION TABLE IN THE COMPENSATION OF
DIRECTORS/TRUSTEES SECTION OF THE SAI:

    MS. HALL RESIGNED FROM THE BOARD ON DECEMBER 6, 2007.

FOR ALL SAIS:

THE FOLLOWING ENTRY IS ADDED TO THE INDEPENDENT DIRECTORS/TRUSTEES TABLE IN THE
MANAGEMENT SECTION OF THE SAI:

FREDERICK L.A. GRAUER, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1946

POSITION(S) HELD WITH FUNDS: Trustee (since 2008)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Advisor, BARCLAYS GLOBAL
INVESTORS (2003 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 39

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-59671 0803